ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Amounts due from concentrate sales	$ 204	$ 246
Other current receivables	559	447
Trade and other current receivables	763	693
Miscellaneous current assets [abstract]
Value added taxes recoverable	340	337
Current prepaid expenses	150	203
Current receivables due from joint ventures	260	148
Miscellaneous current assets	103	127
Other current assets	853	815
Zambia
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	63	106
Asset arising from tax settlement	50	50
Mali
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	100	84
Côte d'Ivoire
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	52	21
Tanzania
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	41	51
Argentina
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	33	18
Dominican Republic
Miscellaneous current assets [abstract]
VAT and fuel tax recoverables	$ 12	$ 11